Basis of Presentation	3 Months Ended
Mar. 31, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
NOTE 1 — BASIS OF PRESENTATION
JPMorgan Chase & Co. (“JPMorgan Chase” or the “Firm”), a financial holding company incorporated under Delaware law in 1968, is a leading global financial services firm and one of the largest banking institutions in the United States of America (“U.S.”), with operations in more than 60 countries. The Firm is a leader in investment banking, financial services for consumers and small business, commercial banking, financial transaction processing, asset management and private equity. For a discussion of the Firm’s business-segment information, see Note 24 on pages 169–171 of this Form 10-Q.
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, as filed with the U.S. Securities and Exchange Commission (“SEC”), as retrospectively revised by the Current Report on Form 8-K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this 8-K are to the Firm’s 2010 Form 10-K, as retrospectively revised by the Form 8-K filed on November 4, 2011.
Certain amounts in prior periods have been reclassified to conform to the current presentation.